Inventories - Summary of write-downs of inventory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Write downs of raw material and supplies	€ 2,039	€ 0	€ 0
Write downs of work in progress	397	120	0
Write downs of finished goods	65	0	0
Total	€ 2,501	€ 120	€ 0